INVENTORIES (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 1,972	$ 1,517
Work-in-process	944	570
Finished goods	2,557	2,129
Total inventories	$ 5,473	$ 4,216